Provisions	6 Months Ended
Jun. 30, 2019
Provisions [abstract]
Provisions
9. Provisions
	As at	As at
	30.06.19	31.12.18
	£m	£m
Customer redress	104	127
Legal, competition and regulatory matters	224	411
Redundancy and restructuring	71	68
Undrawn contractually committed facilities and guarantees	236	217
Onerous contracts	18	90
Sundry provisions	201	214
Total	854	1,127